Cover	12 Months Ended
Oct. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Form 20-F/A”) amends the annual report on Form 20-F of Park Ha Biological Technology Co., Ltd. (the “Company,” “we” or “our”) for the fiscal year ended October 31, 2025, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on March 2, 2026 (the “Form 20-F”). This Form 20-F/A is being filed in response to the comment letter dated April 17, 2026 (the “SEC Comment Letter”) from the staff of the SEC and relates to matters discussed in the SEC Comment Letter. Item 3. Key Information, of Part I in the Form 20-F is amended by this Form 20-F/A to include the revised disclosures regarding the risks to our investors related to the Company’s corporate structure and a condensed consolidating schedule that disaggregates the financial position of the parent company and the VIEs. Item 5. Operating and Financial Review and Prospects of Part I in the Form 20-F is amended by this Form 20-F/A to include additional disclosures regarding the decrease in the number of franchise contracts, the share-based compensation expense, and the credit losses. Items 17 and 18, Financial Statements, of Part III are amended by this Form 20-F/A to include the report of the independent registered public accounting firm and the consolidated financial statements and related notes, as revised in response to the SEC comments. Item 19 of Part III in the Form 20-F/A is amended by the filing of the auditor’s consent included herein.This Amendment on Form 20-F/A speaks as of the filing date of the Form 20-F on March 2, 2026. Other than as set forth herein, the Form 20-F/A does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F or reflect any events that have occurred since March 2, 2026.
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Park Ha Biological Technology Co., Ltd.
Entity Central Index Key	0001986247
Entity File Number	001-42453
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	901, Building C
Entity Address, Address Line Two	Phase 2, Wuxi International Life Science Innovation Campus
Entity Address, Address Line Three	196 Jinghui East Road
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	BYAH
Security Exchange Name	NASDAQ
Class A Ordinary Share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	296,488
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	381,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Xiaoqiu Zhang
Contact Personnel Email Address	ir@parkha.cn
Entity Address, Address Line One	901, Building C
Entity Address, Address Line Two	Phase 2, Wuxi International Life Science Innovation Campus
Entity Address, Address Line Three	196 Jinghui East Road
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	400 012 7562